Investment Strategy - VanEck Wealth Builder ETF	Oct. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market circumstances, in exchange-traded products (“ETPs”) that provide exposure to equity securities, fixed income securities, and real assets. The Fund’s investments in underlying ETPs (“Underlying ETPs”) include ETPs advised or sub-advised by the Adviser or its affiliates and ETPs managed by unaffiliated third-party investment advisers.
Through its investments in Underlying ETPs, the Fund may gain exposure to domestic and foreign equity securities of companies of any market capitalization, U.S. Treasury securities, debt securities of any credit quality, issuer, geography, duration and maturity, collateralized loan obligations (“CLOs”), master limited partnerships (“MLPs”), business development companies (“BDCs”), physical commodities, commodity futures, gold bullion, natural resource equities, and/or digital assets. Certain Underlying ETPs may not be registered under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), such as commodity pools, commodity trusts and grantor trusts. Certain of the Underlying ETPs may be concentrated in a particular sector or sectors or industry or group of industries.
The Fund will invest in certain ETPs through a subsidiary, an exempted limited company organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary will generally not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund's fiscal year. The Fund's investment in the Subsidiary, via the Subsidiary’s investment in ETPs, generally provides the Fund with exposure to digital assets, commodities, futures and derivatives of commodities (“Commodities Instruments”) within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions except that, unlike the Fund, it may invest, via its investment in ETPs, without limit in Commodities Instruments. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. The Subsidiary will comply with the Investment Company Act of 1940 provisions governing affiliate transactions and custody of assets.
The Adviser uses a discretionary, proprietary, and multi-step investment process to allocate the Fund’s assets. The Adviser establishes target allocations across asset classes using macroeconomic analysis and capital market expectations, selects Underlying ETPs by evaluating investment strategy, expense ratio, liquidity and risk-adjusted return characteristics, and constructs the portfolio using quantitative optimization techniques. The Adviser monitors the portfolio on an ongoing basis and rebalances periodically.
Within each asset class, the Adviser balances exposure between lower-cost, broadly diversified index-tracking Underlying ETPs and higher-conviction Underlying ETPs that employ active management, factor-based, thematic, or fundamental selection strategies that the Adviser believes have the potential to outperform broad market benchmarks over a full market cycle. The Fund does not invest directly in derivatives, including futures contracts, options, or swap agreements. However, certain Underlying ETPs in which the Fund invests may use derivatives as part of their own investment strategies.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, and, therefore, may invest a greater percentage of its assets in a particular issuer. During periods of adverse market, economic, or political conditions, the Fund may temporarily depart from its principal investment strategies and invest a larger portion of its assets in cash, cash equivalents, gold, or short-term fixed income instruments. During such periods, the Fund may not achieve its investment objective. The Fund will not concentrate its investments in any one industry or a group of industries. Additionally, the Fund may engage in active and frequent trading of its portfolio securities.

Strategy Portfolio Concentration [Text]	Certain of the Underlying ETPs may be concentrated in a particular sector or sectors or industry or group of industries.